Equity - Additional Information (Detail)								12 Months Ended
	Jan. 27, 2022 EUR (€)	Jun. 30, 2021 EUR (€) shares	Mar. 29, 2021 EUR (€)	Mar. 12, 2021 EUR (€) shares € / shares	Jan. 27, 2021 EUR (€) shares	Mar. 17, 2020 EUR (€) € / shares shares	Mar. 12, 2020 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) yr shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Jun. 25, 2021 EUR (€)	Jul. 31, 2020 € / shares shares
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Number of shares issued | shares								2,991,877	690,162			13,638,493
Par value per share | € / shares												€ 0
Proceeds from issue of shares				€ 3,600,000
Number of shares bought back | shares					691,884			(691,884)
Proceeds from buy back of shares					€ 10,700,000
Number of instruments or interests issued or issuable | yr								13,149
Replacement of external loans											€ 203,000,000.0
Number of additional shares issued | shares		2,761,697
Gains losses on extinguishment of debt		€ 0
Transaction costs		€ 500,000						€ 7,107,000	€ 0	€ 0
Knuttson Ltd And Chivers Ltd [Member]
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Percentage of significant influence acquired over the group								48.94%	20.34%
Parent [member]
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Transaction expenses	€ 55,800,000		€ 1,400,000
Prepaid transaction costs			€ 100,000					€ 92,611
Raging River [Member]
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Business acquisition equity interest issued or issuable value assigned				€ 16,700,000
Non-controlling interests [member] | Super Group Ltd [Member]
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Par value per share | € / shares				€ 0
Number of instruments or interests issued or issuable | shares				230,180
Non-controlling interests [member] | Fengari [Member]
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Number of shares issued | shares						345,081	345,081
Proceeds from issue of shares							€ 1,400,000
Non-controlling interests [member] | Pelion [Member]
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Par value per share | € / shares						€ 0	€ 0
Proceeds from issue of shares							€ 4,800,000
Issued capital [member]
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Proceeds from issue of shares						€ 6,200,000
Issued capital [member] | Raging River [Member]
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Business acquisition equity interest issued or issuable value assigned				€ 16,700,000